Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate Intrinsic Value
Unvested at beginning of year	4,028,550	6,562,640	3,640,002
Number of ordinary shares, Granted	31,580,058		5,994,400
Number of ordinary shares, Vested	(6,629,200)	(2,160,940)	(2,016,463)
Number of ordinary shares, Forfeited	(2,993,700)	(373,150)	(1,055,299)
Unvested at end of year	25,985,708	4,028,550	6,562,640
Unvested at beginning of year (in dollars per share)	$ 0.14	$ 0.22	$ 0.88
Granted (in dollars per share)	0.04		0.14
Vested (in dollars per share)	0.06	0.36	0.78
Forfeited (in dollars per share)	0.05	0.26	1
Unvested at end of year (in dollars per share)	$ 0.05	$ 0.14	$ 0.22